FIXED ASSETS, NET (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET
NOTE 8:   FIXED ASSETS, NET

Fixed assets are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives.
(dollars in millions)	Estimated Useful Lives (Years)	September 30, 2020	December 31, 2019
Land		$112	$113
Buildings and improvements	40	1,129	1,138
Machinery, tools and equipment	3 to 25	2,047	1,924
Rental assets	3 to 12	404	395
Other, including assets under construction		187	188
Fixed assets, gross		3,879	3,758
Accumulated depreciation		(2,203)	(2,095)
Fixed assets, net		$1,676	$1,663

Depreciation expense was $56 million and $54 million for the three months ended September 30, 2020 and 2019, respectively, and $165 million and $163 million for the nine months ended September 30, 2020 and 2019, respectively.

NOTE 8: FIXED ASSETS, NET

Fixed assets are recorded at cost and are depreciated on a straight-line basis over the estimated useful lives of individual assets.

(dollars in millions)	Estimated Useful Lives (Years)	2019	2018
Land		$113	$114
Buildings and improvements	40	1,138	1,142
Machinery, tools and equipment	3 to 25	1,924	1,815
Rental assets	3 to 12	395	293
Other, including assets under construction		188	180
		3,758	3,544
Accumulated depreciation		(2,095)	(1,891)
		$1,663	$1,653

Depreciation expense was $219 million, $221 million and $226 million for the years ended December 31, 2019, 2018 and 2017, respectively.